Acquired Intangible Assets and Goodwill - Goodwill (Details) - Forge Nano, Inc. $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Acquired Intangible Assets and Goodwill
Goodwill	$ 3,124	$ 3,124	$ 3,124
Impairment loss on goodwill		$ 0	$ 0
Reporting units | segment	3	3
Tool Manufacturing & Related Services
Acquired Intangible Assets and Goodwill
Goodwill		$ 900
Coating Service
Acquired Intangible Assets and Goodwill
Goodwill		2,224
Impairment loss on goodwill	$ 0
Battery Manufacturing
Acquired Intangible Assets and Goodwill
Goodwill	$ 0	$ 0